Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 289,237	$ 261,451
Less: Deferred financing costs and debt discounts	(4,208)	(3,864)
Total debt net of deferred financing costs and debt discounts	285,029	257,587
Less - current portion	(61,238)	(37,401)
Long-term portion	$ 223,791	$ 220,186